Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS MUNICIPAL SERIES TRUST
Entity Central Index Key	0000751656
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000194226 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Alabama Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPOLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Alabama Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 68,116,104
Holdings Count | Holding	153
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	68,116,104	Average Effective Maturity (yrs):	19.2
Total Number of Holdings:	153	Average Effective Duration (yrs):	9.0
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Industries
General Obligations - General Purpose	14.1%
Universities - Colleges	13.2%
Water & Sewer Utility Revenue	10.0%
Sales & Excise Tax Revenue	9.0%
Tax - Other	8.4%
Single Family Housing - State	8.2%
Healthcare Revenue - Hospitals	7.4%
State & Local Agencies	4.8%
General Obligations - Schools	4.6%
Utilities - Other	4.6%
Other Industries	14.3%
Composition including fixed income credit quality
AAA	0.3%
AA	44.1%
A	33.0%
BBB	14.2%
BB	0.6%
B	0.1%
CC	0.1%
Not Rated	6.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169758 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Alabama Municipal Bond Fund
Class Name	Class I
Trading Symbol	MLALX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Alabama Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 68,116,104
Holdings Count | Holding	153
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	68,116,104	Average Effective Maturity (yrs):	19.2
Total Number of Holdings:	153	Average Effective Duration (yrs):	9.0
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Industries
General Obligations - General Purpose	14.1%
Universities - Colleges	13.2%
Water & Sewer Utility Revenue	10.0%
Sales & Excise Tax Revenue	9.0%
Tax - Other	8.4%
Single Family Housing - State	8.2%
Healthcare Revenue - Hospitals	7.4%
State & Local Agencies	4.8%
General Obligations - Schools	4.6%
Utilities - Other	4.6%
Other Industries	14.3%
Composition including fixed income credit quality
AAA	0.3%
AA	44.1%
A	33.0%
BBB	14.2%
BB	0.6%
B	0.1%
CC	0.1%
Not Rated	6.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006958 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Alabama Municipal Bond Fund
Class Name	Class B
Trading Symbol	MBABX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Alabama Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$84	1.65%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.65%
Net Assets	$ 68,116,104
Holdings Count | Holding	153
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	68,116,104	Average Effective Maturity (yrs):	19.2
Total Number of Holdings:	153	Average Effective Duration (yrs):	9.0
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Industries
General Obligations - General Purpose	14.1%
Universities - Colleges	13.2%
Water & Sewer Utility Revenue	10.0%
Sales & Excise Tax Revenue	9.0%
Tax - Other	8.4%
Single Family Housing - State	8.2%
Healthcare Revenue - Hospitals	7.4%
State & Local Agencies	4.8%
General Obligations - Schools	4.6%
Utilities - Other	4.6%
Other Industries	14.3%
Composition including fixed income credit quality
AAA	0.3%
AA	44.1%
A	33.0%
BBB	14.2%
BB	0.6%
B	0.1%
CC	0.1%
Not Rated	6.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006957 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Alabama Municipal Bond Fund
Class Name	Class A
Trading Symbol	MFALX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Alabama Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 68,116,104
Holdings Count | Holding	153
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	68,116,104	Average Effective Maturity (yrs):	19.2
Total Number of Holdings:	153	Average Effective Duration (yrs):	9.0
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Industries
General Obligations - General Purpose	14.1%
Universities - Colleges	13.2%
Water & Sewer Utility Revenue	10.0%
Sales & Excise Tax Revenue	9.0%
Tax - Other	8.4%
Single Family Housing - State	8.2%
Healthcare Revenue - Hospitals	7.4%
State & Local Agencies	4.8%
General Obligations - Schools	4.6%
Utilities - Other	4.6%
Other Industries	14.3%
Composition including fixed income credit quality
AAA	0.3%
AA	44.1%
A	33.0%
BBB	14.2%
BB	0.6%
B	0.1%
CC	0.1%
Not Rated	6.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006959 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New York Municipal Bond Fund
Class Name	Class A
Trading Symbol	MSNYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 182,204,136
Holdings Count | Holding	182
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	182,204,136	Average Effective Maturity (yrs):	20.3
Total Number of Holdings:	182	Average Effective Duration (yrs):	8.7
Portfolio Turnover Rate (%):	6
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Multi-Family Housing Revenue	15.2%
Healthcare Revenue - Hospitals	12.5%
Airport Revenue	8.2%
Transportation - Special Tax	6.5%
Secondary Schools	5.7%
Universities - Colleges	5.6%
Miscellaneous Revenue - Other	5.5%
Tax - Other	5.5%
State & Local Agencies	4.2%
General Obligations - General Purpose	3.7%
Other Industries	24.5%
Composition including fixed income credit quality
AAA	2.1%
AA	32.1%
A	25.1%
BBB	23.1%
BB	2.8%
B	2.4%
CCC	0.1%
CC	0.7%
Not Rated	8.7%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006960 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New York Municipal Bond Fund
Class Name	Class B
Trading Symbol	MBNYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$80	1.58%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.58%
Net Assets	$ 182,204,136
Holdings Count | Holding	182
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	182,204,136	Average Effective Maturity (yrs):	20.3
Total Number of Holdings:	182	Average Effective Duration (yrs):	8.7
Portfolio Turnover Rate (%):	6
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Multi-Family Housing Revenue	15.2%
Healthcare Revenue - Hospitals	12.5%
Airport Revenue	8.2%
Transportation - Special Tax	6.5%
Secondary Schools	5.7%
Universities - Colleges	5.6%
Miscellaneous Revenue - Other	5.5%
Tax - Other	5.5%
State & Local Agencies	4.2%
General Obligations - General Purpose	3.7%
Other Industries	24.5%
Composition including fixed income credit quality
AAA	2.1%
AA	32.1%
A	25.1%
BBB	23.1%
BB	2.8%
B	2.4%
CCC	0.1%
CC	0.7%
Not Rated	8.7%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006961 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New York Municipal Bond Fund
Class Name	Class C
Trading Symbol	MCNYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$80	1.58%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.58%
Net Assets	$ 182,204,136
Holdings Count | Holding	182
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	182,204,136	Average Effective Maturity (yrs):	20.3
Total Number of Holdings:	182	Average Effective Duration (yrs):	8.7
Portfolio Turnover Rate (%):	6
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Multi-Family Housing Revenue	15.2%
Healthcare Revenue - Hospitals	12.5%
Airport Revenue	8.2%
Transportation - Special Tax	6.5%
Secondary Schools	5.7%
Universities - Colleges	5.6%
Miscellaneous Revenue - Other	5.5%
Tax - Other	5.5%
State & Local Agencies	4.2%
General Obligations - General Purpose	3.7%
Other Industries	24.5%
Composition including fixed income credit quality
AAA	2.1%
AA	32.1%
A	25.1%
BBB	23.1%
BB	2.8%
B	2.4%
CCC	0.1%
CC	0.7%
Not Rated	8.7%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169759 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New York Municipal Bond Fund
Class Name	Class I
Trading Symbol	MNYLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 182,204,136
Holdings Count | Holding	182
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	182,204,136	Average Effective Maturity (yrs):	20.3
Total Number of Holdings:	182	Average Effective Duration (yrs):	8.7
Portfolio Turnover Rate (%):	6
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Multi-Family Housing Revenue	15.2%
Healthcare Revenue - Hospitals	12.5%
Airport Revenue	8.2%
Transportation - Special Tax	6.5%
Secondary Schools	5.7%
Universities - Colleges	5.6%
Miscellaneous Revenue - Other	5.5%
Tax - Other	5.5%
State & Local Agencies	4.2%
General Obligations - General Purpose	3.7%
Other Industries	24.5%
Composition including fixed income credit quality
AAA	2.1%
AA	32.1%
A	25.1%
BBB	23.1%
BB	2.8%
B	2.4%
CCC	0.1%
CC	0.7%
Not Rated	8.7%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194228 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New York Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPNYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 182,204,136
Holdings Count | Holding	182
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	182,204,136	Average Effective Maturity (yrs):	20.3
Total Number of Holdings:	182	Average Effective Duration (yrs):	8.7
Portfolio Turnover Rate (%):	6
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Multi-Family Housing Revenue	15.2%
Healthcare Revenue - Hospitals	12.5%
Airport Revenue	8.2%
Transportation - Special Tax	6.5%
Secondary Schools	5.7%
Universities - Colleges	5.6%
Miscellaneous Revenue - Other	5.5%
Tax - Other	5.5%
State & Local Agencies	4.2%
General Obligations - General Purpose	3.7%
Other Industries	24.5%
Composition including fixed income credit quality
AAA	2.1%
AA	32.1%
A	25.1%
BBB	23.1%
BB	2.8%
B	2.4%
CCC	0.1%
CC	0.7%
Not Rated	8.7%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194230 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® North Carolina Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPNCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 513,297,728
Holdings Count | Holding	280
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	513,297,728	Average Effective Maturity (yrs):	18.3
Total Number of Holdings:	280	Average Effective Duration (yrs):	8.6
Portfolio Turnover Rate (%):	2
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Industries
Water & Sewer Utility Revenue	15.7%
State & Local Agencies	9.7%
Single Family Housing - State	9.6%
Universities - Colleges	9.0%
Healthcare Revenue - Hospitals	8.3%
Healthcare Revenue - Long Term Care	8.1%
Airport Revenue	7.5%
Multi-Family Housing Revenue	4.4%
General Obligations - General Purpose	4.2%
Toll Roads	4.1%
Other Industries	16.3%
Composition including fixed income credit quality
AAA	6.7%
AA	53.5%
A	15.7%
BBB	12.0%
BB	0.7%
B	0.1%
CCC	0.5%
Not Rated	7.7%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169760 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® North Carolina Municipal Bond Fund
Class Name	Class I
Trading Symbol	MNCLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 513,297,728
Holdings Count | Holding	280
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	513,297,728	Average Effective Maturity (yrs):	18.3
Total Number of Holdings:	280	Average Effective Duration (yrs):	8.6
Portfolio Turnover Rate (%):	2
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Industries
Water & Sewer Utility Revenue	15.7%
State & Local Agencies	9.7%
Single Family Housing - State	9.6%
Universities - Colleges	9.0%
Healthcare Revenue - Hospitals	8.3%
Healthcare Revenue - Long Term Care	8.1%
Airport Revenue	7.5%
Multi-Family Housing Revenue	4.4%
General Obligations - General Purpose	4.2%
Toll Roads	4.1%
Other Industries	16.3%
Composition including fixed income credit quality
AAA	6.7%
AA	53.5%
A	15.7%
BBB	12.0%
BB	0.7%
B	0.1%
CCC	0.5%
Not Rated	7.7%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006964 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® North Carolina Municipal Bond Fund
Class Name	Class C
Trading Symbol	MCNCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$80	1.59%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.59%
Net Assets	$ 513,297,728
Holdings Count | Holding	280
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	513,297,728	Average Effective Maturity (yrs):	18.3
Total Number of Holdings:	280	Average Effective Duration (yrs):	8.6
Portfolio Turnover Rate (%):	2
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Industries
Water & Sewer Utility Revenue	15.7%
State & Local Agencies	9.7%
Single Family Housing - State	9.6%
Universities - Colleges	9.0%
Healthcare Revenue - Hospitals	8.3%
Healthcare Revenue - Long Term Care	8.1%
Airport Revenue	7.5%
Multi-Family Housing Revenue	4.4%
General Obligations - General Purpose	4.2%
Toll Roads	4.1%
Other Industries	16.3%
Composition including fixed income credit quality
AAA	6.7%
AA	53.5%
A	15.7%
BBB	12.0%
BB	0.7%
B	0.1%
CCC	0.5%
Not Rated	7.7%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006963 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® North Carolina Municipal Bond Fund
Class Name	Class B
Trading Symbol	MBNCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$80	1.59%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.59%
Net Assets	$ 513,297,728
Holdings Count | Holding	280
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	513,297,728	Average Effective Maturity (yrs):	18.3
Total Number of Holdings:	280	Average Effective Duration (yrs):	8.6
Portfolio Turnover Rate (%):	2
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Industries
Water & Sewer Utility Revenue	15.7%
State & Local Agencies	9.7%
Single Family Housing - State	9.6%
Universities - Colleges	9.0%
Healthcare Revenue - Hospitals	8.3%
Healthcare Revenue - Long Term Care	8.1%
Airport Revenue	7.5%
Multi-Family Housing Revenue	4.4%
General Obligations - General Purpose	4.2%
Toll Roads	4.1%
Other Industries	16.3%
Composition including fixed income credit quality
AAA	6.7%
AA	53.5%
A	15.7%
BBB	12.0%
BB	0.7%
B	0.1%
CCC	0.5%
Not Rated	7.7%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006962 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® North Carolina Municipal Bond Fund
Class Name	Class A
Trading Symbol	MSNCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
Net Assets	$ 513,297,728
Holdings Count | Holding	280
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	513,297,728	Average Effective Maturity (yrs):	18.3
Total Number of Holdings:	280	Average Effective Duration (yrs):	8.6
Portfolio Turnover Rate (%):	2
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Industries
Water & Sewer Utility Revenue	15.7%
State & Local Agencies	9.7%
Single Family Housing - State	9.6%
Universities - Colleges	9.0%
Healthcare Revenue - Hospitals	8.3%
Healthcare Revenue - Long Term Care	8.1%
Airport Revenue	7.5%
Multi-Family Housing Revenue	4.4%
General Obligations - General Purpose	4.2%
Toll Roads	4.1%
Other Industries	16.3%
Composition including fixed income credit quality
AAA	6.7%
AA	53.5%
A	15.7%
BBB	12.0%
BB	0.7%
B	0.1%
CCC	0.5%
Not Rated	7.7%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006967 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® South Carolina Municipal Bond Fund
Class Name	Class A
Trading Symbol	MFSCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS South Carolina Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Net Assets	$ 219,785,946
Holdings Count | Holding	212
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	219,785,946	Average Effective Maturity (yrs):	20.3
Total Number of Holdings:	212	Average Effective Duration (yrs):	9.1
Portfolio Turnover Rate (%):	10
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Industries
Water & Sewer Utility Revenue	13.5%
Healthcare Revenue - Hospitals	13.1%
Single Family Housing - State	10.3%
State & Local Agencies	8.2%
Universities - Colleges	6.4%
Airport Revenue	5.0%
Utilities - Municipal Owned	5.0%
General Obligations - Schools	4.8%
Multi-Family Housing Revenue	4.8%
Port Revenue	4.3%
Other Industries	22.0%
Composition including fixed income credit quality
AAA	12.0%
AA	33.7%
A	36.4%
BBB	5.9%
BB	2.4%
B	0.1%
Not Rated	6.9%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194232 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Pennsylvania Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPPAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Pennsylvania Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 179,786,078
Holdings Count | Holding	235
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	179,786,078	Average Effective Maturity (yrs):	18.7
Total Number of Holdings:	235	Average Effective Duration (yrs):	8.2
Portfolio Turnover Rate (%):	3
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Industries
General Obligations - Schools	14.0%
Healthcare Revenue - Hospitals	13.6%
Universities - Colleges	12.4%
Single Family Housing - State	8.8%
Water & Sewer Utility Revenue	6.4%
General Obligations - General Purpose	5.9%
Healthcare Revenue - Long Term Care	4.9%
Airport Revenue	4.1%
Student Loan Revenue	3.7%
Multi-Family Housing Revenue	3.5%
Other Industries	21.0%
Composition including fixed income credit quality
AAA	0.7%
AA	45.5%
A	29.7%
BBB	11.9%
BB	4.0%
B	0.0%
Not Rated	6.5%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006968 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® South Carolina Municipal Bond Fund
Class Name	Class B
Trading Symbol	MBSCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS South Carolina Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$81	1.61%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.61%
Net Assets	$ 219,785,946
Holdings Count | Holding	212
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	219,785,946	Average Effective Maturity (yrs):	20.3
Total Number of Holdings:	212	Average Effective Duration (yrs):	9.1
Portfolio Turnover Rate (%):	10
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Industries
Water & Sewer Utility Revenue	13.5%
Healthcare Revenue - Hospitals	13.1%
Single Family Housing - State	10.3%
State & Local Agencies	8.2%
Universities - Colleges	6.4%
Airport Revenue	5.0%
Utilities - Municipal Owned	5.0%
General Obligations - Schools	4.8%
Multi-Family Housing Revenue	4.8%
Port Revenue	4.3%
Other Industries	22.0%
Composition including fixed income credit quality
AAA	12.0%
AA	33.7%
A	36.4%
BBB	5.9%
BB	2.4%
B	0.1%
Not Rated	6.9%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169762 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® South Carolina Municipal Bond Fund
Class Name	Class I
Trading Symbol	MTSCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS South Carolina Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 219,785,946
Holdings Count | Holding	212
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	219,785,946	Average Effective Maturity (yrs):	20.3
Total Number of Holdings:	212	Average Effective Duration (yrs):	9.1
Portfolio Turnover Rate (%):	10
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Industries
Water & Sewer Utility Revenue	13.5%
Healthcare Revenue - Hospitals	13.1%
Single Family Housing - State	10.3%
State & Local Agencies	8.2%
Universities - Colleges	6.4%
Airport Revenue	5.0%
Utilities - Municipal Owned	5.0%
General Obligations - Schools	4.8%
Multi-Family Housing Revenue	4.8%
Port Revenue	4.3%
Other Industries	22.0%
Composition including fixed income credit quality
AAA	12.0%
AA	33.7%
A	36.4%
BBB	5.9%
BB	2.4%
B	0.1%
Not Rated	6.9%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194234 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® South Carolina Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPOCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS South Carolina Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Net Assets	$ 219,785,946
Holdings Count | Holding	212
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	219,785,946	Average Effective Maturity (yrs):	20.3
Total Number of Holdings:	212	Average Effective Duration (yrs):	9.1
Portfolio Turnover Rate (%):	10
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Industries
Water & Sewer Utility Revenue	13.5%
Healthcare Revenue - Hospitals	13.1%
Single Family Housing - State	10.3%
State & Local Agencies	8.2%
Universities - Colleges	6.4%
Airport Revenue	5.0%
Utilities - Municipal Owned	5.0%
General Obligations - Schools	4.8%
Multi-Family Housing Revenue	4.8%
Port Revenue	4.3%
Other Industries	22.0%
Composition including fixed income credit quality
AAA	12.0%
AA	33.7%
A	36.4%
BBB	5.9%
BB	2.4%
B	0.1%
Not Rated	6.9%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194238 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Virginia Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPVOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 358,037,982
Holdings Count | Holding	234
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	358,037,982	Average Effective Maturity (yrs):	18.7
Total Number of Holdings:	234	Average Effective Duration (yrs):	8.3
Portfolio Turnover Rate (%):	4
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	95.8%
Money Market Funds	4.2%
Industries
Multi-Family Housing Revenue	14.1%
Healthcare Revenue - Hospitals	12.8%
Water & Sewer Utility Revenue	8.7%
State & Local Agencies	8.5%
Universities - Colleges	6.7%
General Obligations - General Purpose	6.7%
Toll Roads	6.4%
Sales & Excise Tax Revenue	5.9%
Transportation - Special Tax	3.6%
Healthcare Revenue - Long Term Care	3.4%
Other Industries	19.0%
Composition including fixed income credit quality
AAA	11.7%
AA	49.7%
A	17.6%
BBB	9.7%
BB	1.2%
B	0.3%
CCC	0.4%
CC	0.1%
Not Rated	5.1%
Money Market Funds	4.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169764 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Virginia Municipal Bond Fund
Class Name	Class I
Trading Symbol	MIVAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 358,037,982
Holdings Count | Holding	234
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	358,037,982	Average Effective Maturity (yrs):	18.7
Total Number of Holdings:	234	Average Effective Duration (yrs):	8.3
Portfolio Turnover Rate (%):	4
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	95.8%
Money Market Funds	4.2%
Industries
Multi-Family Housing Revenue	14.1%
Healthcare Revenue - Hospitals	12.8%
Water & Sewer Utility Revenue	8.7%
State & Local Agencies	8.5%
Universities - Colleges	6.7%
General Obligations - General Purpose	6.7%
Toll Roads	6.4%
Sales & Excise Tax Revenue	5.9%
Transportation - Special Tax	3.6%
Healthcare Revenue - Long Term Care	3.4%
Other Industries	19.0%
Composition including fixed income credit quality
AAA	11.7%
AA	49.7%
A	17.6%
BBB	9.7%
BB	1.2%
B	0.3%
CCC	0.4%
CC	0.1%
Not Rated	5.1%
Money Market Funds	4.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006973 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Virginia Municipal Bond Fund
Class Name	Class C
Trading Symbol	MVACX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$80	1.58%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.58%
Net Assets	$ 358,037,982
Holdings Count | Holding	234
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	358,037,982	Average Effective Maturity (yrs):	18.7
Total Number of Holdings:	234	Average Effective Duration (yrs):	8.3
Portfolio Turnover Rate (%):	4
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	95.8%
Money Market Funds	4.2%
Industries
Multi-Family Housing Revenue	14.1%
Healthcare Revenue - Hospitals	12.8%
Water & Sewer Utility Revenue	8.7%
State & Local Agencies	8.5%
Universities - Colleges	6.7%
General Obligations - General Purpose	6.7%
Toll Roads	6.4%
Sales & Excise Tax Revenue	5.9%
Transportation - Special Tax	3.6%
Healthcare Revenue - Long Term Care	3.4%
Other Industries	19.0%
Composition including fixed income credit quality
AAA	11.7%
AA	49.7%
A	17.6%
BBB	9.7%
BB	1.2%
B	0.3%
CCC	0.4%
CC	0.1%
Not Rated	5.1%
Money Market Funds	4.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006972 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Virginia Municipal Bond Fund
Class Name	Class B
Trading Symbol	MBVAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$80	1.58%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.58%
Net Assets	$ 358,037,982
Holdings Count | Holding	234
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	358,037,982	Average Effective Maturity (yrs):	18.7
Total Number of Holdings:	234	Average Effective Duration (yrs):	8.3
Portfolio Turnover Rate (%):	4
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	95.8%
Money Market Funds	4.2%
Industries
Multi-Family Housing Revenue	14.1%
Healthcare Revenue - Hospitals	12.8%
Water & Sewer Utility Revenue	8.7%
State & Local Agencies	8.5%
Universities - Colleges	6.7%
General Obligations - General Purpose	6.7%
Toll Roads	6.4%
Sales & Excise Tax Revenue	5.9%
Transportation - Special Tax	3.6%
Healthcare Revenue - Long Term Care	3.4%
Other Industries	19.0%
Composition including fixed income credit quality
AAA	11.7%
AA	49.7%
A	17.6%
BBB	9.7%
BB	1.2%
B	0.3%
CCC	0.4%
CC	0.1%
Not Rated	5.1%
Money Market Funds	4.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006971 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Virginia Municipal Bond Fund
Class Name	Class A
Trading Symbol	MSVAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 358,037,982
Holdings Count | Holding	234
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	358,037,982	Average Effective Maturity (yrs):	18.7
Total Number of Holdings:	234	Average Effective Duration (yrs):	8.3
Portfolio Turnover Rate (%):	4
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	95.8%
Money Market Funds	4.2%
Industries
Multi-Family Housing Revenue	14.1%
Healthcare Revenue - Hospitals	12.8%
Water & Sewer Utility Revenue	8.7%
State & Local Agencies	8.5%
Universities - Colleges	6.7%
General Obligations - General Purpose	6.7%
Toll Roads	6.4%
Sales & Excise Tax Revenue	5.9%
Transportation - Special Tax	3.6%
Healthcare Revenue - Long Term Care	3.4%
Other Industries	19.0%
Composition including fixed income credit quality
AAA	11.7%
AA	49.7%
A	17.6%
BBB	9.7%
BB	1.2%
B	0.3%
CCC	0.4%
CC	0.1%
Not Rated	5.1%
Money Market Funds	4.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006974 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® West Virginia Municipal Bond Fund
Class Name	Class A
Trading Symbol	MFWVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS West Virginia Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 86,682,823
Holdings Count | Holding	136
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	86,682,823	Average Effective Maturity (yrs):	18.3
Total Number of Holdings:	136	Average Effective Duration (yrs):	7.8
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	94.8%
Money Market Funds	5.2%
Industries
Healthcare Revenue - Hospitals	15.6%
Single Family Housing - State	14.6%
Water & Sewer Utility Revenue	11.8%
State & Local Agencies	9.4%
Universities - Colleges	9.0%
General Obligations - General Purpose	6.2%
Miscellaneous Revenue - Other	5.1%
Sales & Excise Tax Revenue	4.4%
General Obligations - Schools	4.3%
Tax - Other	3.6%
Other Industries	10.8%
Composition including fixed income credit quality
AAA	14.6%
AA	29.4%
A	31.6%
BBB	8.2%
BB	2.2%
B	0.1%
Not Rated	8.7%
Money Market Funds	5.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006975 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® West Virginia Municipal Bond Fund
Class Name	Class B
Trading Symbol	MBWVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS West Virginia Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$82	1.62%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.62%
Net Assets	$ 86,682,823
Holdings Count | Holding	136
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	86,682,823	Average Effective Maturity (yrs):	18.3
Total Number of Holdings:	136	Average Effective Duration (yrs):	7.8
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	94.8%
Money Market Funds	5.2%
Industries
Healthcare Revenue - Hospitals	15.6%
Single Family Housing - State	14.6%
Water & Sewer Utility Revenue	11.8%
State & Local Agencies	9.4%
Universities - Colleges	9.0%
General Obligations - General Purpose	6.2%
Miscellaneous Revenue - Other	5.1%
Sales & Excise Tax Revenue	4.4%
General Obligations - Schools	4.3%
Tax - Other	3.6%
Other Industries	10.8%
Composition including fixed income credit quality
AAA	14.6%
AA	29.4%
A	31.6%
BBB	8.2%
BB	2.2%
B	0.1%
Not Rated	8.7%
Money Market Funds	5.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169765 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® West Virginia Municipal Bond Fund
Class Name	Class I
Trading Symbol	MWVIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS West Virginia Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 86,682,823
Holdings Count | Holding	136
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	86,682,823	Average Effective Maturity (yrs):	18.3
Total Number of Holdings:	136	Average Effective Duration (yrs):	7.8
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	94.8%
Money Market Funds	5.2%
Industries
Healthcare Revenue - Hospitals	15.6%
Single Family Housing - State	14.6%
Water & Sewer Utility Revenue	11.8%
State & Local Agencies	9.4%
Universities - Colleges	9.0%
General Obligations - General Purpose	6.2%
Miscellaneous Revenue - Other	5.1%
Sales & Excise Tax Revenue	4.4%
General Obligations - Schools	4.3%
Tax - Other	3.6%
Other Industries	10.8%
Composition including fixed income credit quality
AAA	14.6%
AA	29.4%
A	31.6%
BBB	8.2%
BB	2.2%
B	0.1%
Not Rated	8.7%
Money Market Funds	5.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194240 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® West Virginia Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPWVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS West Virginia Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 86,682,823
Holdings Count | Holding	136
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	86,682,823	Average Effective Maturity (yrs):	18.3
Total Number of Holdings:	136	Average Effective Duration (yrs):	7.8
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	94.8%
Money Market Funds	5.2%
Industries
Healthcare Revenue - Hospitals	15.6%
Single Family Housing - State	14.6%
Water & Sewer Utility Revenue	11.8%
State & Local Agencies	9.4%
Universities - Colleges	9.0%
General Obligations - General Purpose	6.2%
Miscellaneous Revenue - Other	5.1%
Sales & Excise Tax Revenue	4.4%
General Obligations - Schools	4.3%
Tax - Other	3.6%
Other Industries	10.8%
Composition including fixed income credit quality
AAA	14.6%
AA	29.4%
A	31.6%
BBB	8.2%
BB	2.2%
B	0.1%
Not Rated	8.7%
Money Market Funds	5.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194242 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Arkansas Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPRAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Arkansas Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 141,082,119
Holdings Count | Holding	187
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	141,082,119	Average Effective Maturity (yrs):	17.9
Total Number of Holdings:	187	Average Effective Duration (yrs):	8.0
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.7%
Money Market Funds	1.3%
Industries
Sales & Excise Tax Revenue	19.7%
Water & Sewer Utility Revenue	15.8%
Universities - Colleges	12.4%
Healthcare Revenue - Hospitals	11.9%
General Obligations - Schools	10.2%
Single Family Housing - State	7.2%
Miscellaneous Revenue - Other	4.9%
Utilities - Other	4.0%
Tax - Other	3.2%
Tobacco	2.6%
Other Industries	6.8%
Composition including fixed income credit quality
AAA	1.0%
AA	61.5%
A	19.0%
BBB	10.1%
BB	0.3%
B	0.1%
Not Rated	6.7%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169766 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Arkansas Municipal Bond Fund
Class Name	Class I
Trading Symbol	MARLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Arkansas Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 141,082,119
Holdings Count | Holding	187
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	141,082,119	Average Effective Maturity (yrs):	17.9
Total Number of Holdings:	187	Average Effective Duration (yrs):	8.0
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.7%
Money Market Funds	1.3%
Industries
Sales & Excise Tax Revenue	19.7%
Water & Sewer Utility Revenue	15.8%
Universities - Colleges	12.4%
Healthcare Revenue - Hospitals	11.9%
General Obligations - Schools	10.2%
Single Family Housing - State	7.2%
Miscellaneous Revenue - Other	4.9%
Utilities - Other	4.0%
Tax - Other	3.2%
Tobacco	2.6%
Other Industries	6.8%
Composition including fixed income credit quality
AAA	1.0%
AA	61.5%
A	19.0%
BBB	10.1%
BB	0.3%
B	0.1%
Not Rated	6.7%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006977 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Arkansas Municipal Bond Fund
Class Name	Class B
Trading Symbol	MBARX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Arkansas Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$74	1.45%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.45%
Net Assets	$ 141,082,119
Holdings Count | Holding	187
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	141,082,119	Average Effective Maturity (yrs):	17.9
Total Number of Holdings:	187	Average Effective Duration (yrs):	8.0
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.7%
Money Market Funds	1.3%
Industries
Sales & Excise Tax Revenue	19.7%
Water & Sewer Utility Revenue	15.8%
Universities - Colleges	12.4%
Healthcare Revenue - Hospitals	11.9%
General Obligations - Schools	10.2%
Single Family Housing - State	7.2%
Miscellaneous Revenue - Other	4.9%
Utilities - Other	4.0%
Tax - Other	3.2%
Tobacco	2.6%
Other Industries	6.8%
Composition including fixed income credit quality
AAA	1.0%
AA	61.5%
A	19.0%
BBB	10.1%
BB	0.3%
B	0.1%
Not Rated	6.7%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006976 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Arkansas Municipal Bond Fund
Class Name	Class A
Trading Symbol	MFARX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Arkansas Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 141,082,119
Holdings Count | Holding	187
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	141,082,119	Average Effective Maturity (yrs):	17.9
Total Number of Holdings:	187	Average Effective Duration (yrs):	8.0
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.7%
Money Market Funds	1.3%
Industries
Sales & Excise Tax Revenue	19.7%
Water & Sewer Utility Revenue	15.8%
Universities - Colleges	12.4%
Healthcare Revenue - Hospitals	11.9%
General Obligations - Schools	10.2%
Single Family Housing - State	7.2%
Miscellaneous Revenue - Other	4.9%
Utilities - Other	4.0%
Tax - Other	3.2%
Tobacco	2.6%
Other Industries	6.8%
Composition including fixed income credit quality
AAA	1.0%
AA	61.5%
A	19.0%
BBB	10.1%
BB	0.3%
B	0.1%
Not Rated	6.7%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006978 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® California Municipal Bond Fund
Class Name	Class A
Trading Symbol	MCFTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 711,358,503
Holdings Count | Holding	396
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	711,358,503	Average Effective Maturity (yrs):	19.9
Total Number of Holdings:	396	Average Effective Duration (yrs):	9.4
Portfolio Turnover Rate (%):	11
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.3%
Money Market Funds	2.7%
Industries
Multi-Family Housing Revenue	14.3%
General Obligations - Schools	14.2%
Airport Revenue	11.2%
Healthcare Revenue - Hospitals	10.5%
Utilities - Other	7.5%
Secondary Schools	4.5%
State & Local Agencies	4.4%
Tax Assessment	3.8%
Universities - Colleges	3.7%
Water & Sewer Utility Revenue	3.4%
Other Industries	19.8%
Composition including fixed income credit quality
AAA	1.6%
AA	47.2%
A	23.8%
BBB	11.5%
BB	2.7%
B	0.3%
Not Rated	10.2%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006979 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® California Municipal Bond Fund
Class Name	Class B
Trading Symbol	MBCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$72	1.42%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.42%
Net Assets	$ 711,358,503
Holdings Count | Holding	396
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	711,358,503	Average Effective Maturity (yrs):	19.9
Total Number of Holdings:	396	Average Effective Duration (yrs):	9.4
Portfolio Turnover Rate (%):	11
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.3%
Money Market Funds	2.7%
Industries
Multi-Family Housing Revenue	14.3%
General Obligations - Schools	14.2%
Airport Revenue	11.2%
Healthcare Revenue - Hospitals	10.5%
Utilities - Other	7.5%
Secondary Schools	4.5%
State & Local Agencies	4.4%
Tax Assessment	3.8%
Universities - Colleges	3.7%
Water & Sewer Utility Revenue	3.4%
Other Industries	19.8%
Composition including fixed income credit quality
AAA	1.6%
AA	47.2%
A	23.8%
BBB	11.5%
BB	2.7%
B	0.3%
Not Rated	10.2%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006980 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® California Municipal Bond Fund
Class Name	Class C
Trading Symbol	MCCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$79	1.57%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.57%
Net Assets	$ 711,358,503
Holdings Count | Holding	396
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	711,358,503	Average Effective Maturity (yrs):	19.9
Total Number of Holdings:	396	Average Effective Duration (yrs):	9.4
Portfolio Turnover Rate (%):	11
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.3%
Money Market Funds	2.7%
Industries
Multi-Family Housing Revenue	14.3%
General Obligations - Schools	14.2%
Airport Revenue	11.2%
Healthcare Revenue - Hospitals	10.5%
Utilities - Other	7.5%
Secondary Schools	4.5%
State & Local Agencies	4.4%
Tax Assessment	3.8%
Universities - Colleges	3.7%
Water & Sewer Utility Revenue	3.4%
Other Industries	19.8%
Composition including fixed income credit quality
AAA	1.6%
AA	47.2%
A	23.8%
BBB	11.5%
BB	2.7%
B	0.3%
Not Rated	10.2%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169767 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® California Municipal Bond Fund
Class Name	Class I
Trading Symbol	MCAVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 711,358,503
Holdings Count | Holding	396
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	711,358,503	Average Effective Maturity (yrs):	19.9
Total Number of Holdings:	396	Average Effective Duration (yrs):	9.4
Portfolio Turnover Rate (%):	11
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.3%
Money Market Funds	2.7%
Industries
Multi-Family Housing Revenue	14.3%
General Obligations - Schools	14.2%
Airport Revenue	11.2%
Healthcare Revenue - Hospitals	10.5%
Utilities - Other	7.5%
Secondary Schools	4.5%
State & Local Agencies	4.4%
Tax Assessment	3.8%
Universities - Colleges	3.7%
Water & Sewer Utility Revenue	3.4%
Other Industries	19.8%
Composition including fixed income credit quality
AAA	1.6%
AA	47.2%
A	23.8%
BBB	11.5%
BB	2.7%
B	0.3%
Not Rated	10.2%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194244 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® California Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPOAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 711,358,503
Holdings Count | Holding	396
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	711,358,503	Average Effective Maturity (yrs):	19.9
Total Number of Holdings:	396	Average Effective Duration (yrs):	9.4
Portfolio Turnover Rate (%):	11
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.3%
Money Market Funds	2.7%
Industries
Multi-Family Housing Revenue	14.3%
General Obligations - Schools	14.2%
Airport Revenue	11.2%
Healthcare Revenue - Hospitals	10.5%
Utilities - Other	7.5%
Secondary Schools	4.5%
State & Local Agencies	4.4%
Tax Assessment	3.8%
Universities - Colleges	3.7%
Water & Sewer Utility Revenue	3.4%
Other Industries	19.8%
Composition including fixed income credit quality
AAA	1.6%
AA	47.2%
A	23.8%
BBB	11.5%
BB	2.7%
B	0.3%
Not Rated	10.2%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194246 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Georgia Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPGOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Georgia Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 108,011,058
Holdings Count | Holding	186
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	108,011,058	Average Effective Maturity (yrs):	20.1
Total Number of Holdings:	186	Average Effective Duration (yrs):	9.3
Portfolio Turnover Rate (%):	11
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.8%
Money Market Funds	1.2%
Industries
Healthcare Revenue - Hospitals	12.5%
Universities - Colleges	10.8%
Water & Sewer Utility Revenue	9.2%
Multi-Family Housing Revenue	9.2%
Utilities - Municipal Owned	8.3%
Single Family Housing - State	8.3%
Miscellaneous Revenue - Other	7.1%
Sales & Excise Tax Revenue	5.5%
General Obligations - General Purpose	4.8%
Airport Revenue	4.0%
Other Industries	19.1%
Composition including fixed income credit quality
AAA	8.9%
AA	47.3%
A	27.4%
BBB	8.2%
BB	0.5%
B	0.1%
CC	0.1%
Not Rated	6.3%
Money Market Funds	1.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169768 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Georgia Municipal Bond Fund
Class Name	Class I
Trading Symbol	MGATX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Georgia Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 108,011,058
Holdings Count | Holding	186
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	108,011,058	Average Effective Maturity (yrs):	20.1
Total Number of Holdings:	186	Average Effective Duration (yrs):	9.3
Portfolio Turnover Rate (%):	11
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.8%
Money Market Funds	1.2%
Industries
Healthcare Revenue - Hospitals	12.5%
Universities - Colleges	10.8%
Water & Sewer Utility Revenue	9.2%
Multi-Family Housing Revenue	9.2%
Utilities - Municipal Owned	8.3%
Single Family Housing - State	8.3%
Miscellaneous Revenue - Other	7.1%
Sales & Excise Tax Revenue	5.5%
General Obligations - General Purpose	4.8%
Airport Revenue	4.0%
Other Industries	19.1%
Composition including fixed income credit quality
AAA	8.9%
AA	47.3%
A	27.4%
BBB	8.2%
BB	0.5%
B	0.1%
CC	0.1%
Not Rated	6.3%
Money Market Funds	1.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006984 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Georgia Municipal Bond Fund
Class Name	Class B
Trading Symbol	MBGAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Georgia Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$84	1.65%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.65%
Net Assets	$ 108,011,058
Holdings Count | Holding	186
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	108,011,058	Average Effective Maturity (yrs):	20.1
Total Number of Holdings:	186	Average Effective Duration (yrs):	9.3
Portfolio Turnover Rate (%):	11
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.8%
Money Market Funds	1.2%
Industries
Healthcare Revenue - Hospitals	12.5%
Universities - Colleges	10.8%
Water & Sewer Utility Revenue	9.2%
Multi-Family Housing Revenue	9.2%
Utilities - Municipal Owned	8.3%
Single Family Housing - State	8.3%
Miscellaneous Revenue - Other	7.1%
Sales & Excise Tax Revenue	5.5%
General Obligations - General Purpose	4.8%
Airport Revenue	4.0%
Other Industries	19.1%
Composition including fixed income credit quality
AAA	8.9%
AA	47.3%
A	27.4%
BBB	8.2%
BB	0.5%
B	0.1%
CC	0.1%
Not Rated	6.3%
Money Market Funds	1.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006983 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Georgia Municipal Bond Fund
Class Name	Class A
Trading Symbol	MMGAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Georgia Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 108,011,058
Holdings Count | Holding	186
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	108,011,058	Average Effective Maturity (yrs):	20.1
Total Number of Holdings:	186	Average Effective Duration (yrs):	9.3
Portfolio Turnover Rate (%):	11
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.8%
Money Market Funds	1.2%
Industries
Healthcare Revenue - Hospitals	12.5%
Universities - Colleges	10.8%
Water & Sewer Utility Revenue	9.2%
Multi-Family Housing Revenue	9.2%
Utilities - Municipal Owned	8.3%
Single Family Housing - State	8.3%
Miscellaneous Revenue - Other	7.1%
Sales & Excise Tax Revenue	5.5%
General Obligations - General Purpose	4.8%
Airport Revenue	4.0%
Other Industries	19.1%
Composition including fixed income credit quality
AAA	8.9%
AA	47.3%
A	27.4%
BBB	8.2%
BB	0.5%
B	0.1%
CC	0.1%
Not Rated	6.3%
Money Market Funds	1.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006985 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Maryland Municipal Bond Fund
Class Name	Class A
Trading Symbol	MFSMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Maryland Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Net Assets	$ 150,148,743
Holdings Count | Holding	224
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	150,148,743	Average Effective Maturity (yrs):	17.4
Total Number of Holdings:	224	Average Effective Duration (yrs):	7.9
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	96.6%
Money Market Funds	3.4%
Industries
Healthcare Revenue - Hospitals	16.2%
State & Local Agencies	15.7%
General Obligations - General Purpose	10.9%
Multi-Family Housing Revenue	10.0%
Single Family Housing - State	6.7%
Universities - Colleges	4.1%
Airport Revenue	3.4%
Tax Assessment	3.1%
Transportation - Special Tax	3.0%
Universities - Dormitories	2.7%
Other Industries	20.8%
Composition including fixed income credit quality
AAA	11.3%
AA	38.7%
A	27.7%
BBB	10.6%
BB	0.5%
B	0.0%
CCC	0.1%
Not Rated	7.7%
Money Market Funds	3.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006986 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Maryland Municipal Bond Fund
Class Name	Class B
Trading Symbol	MBMDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Maryland Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$82	1.61%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.61%
Net Assets	$ 150,148,743
Holdings Count | Holding	224
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	150,148,743	Average Effective Maturity (yrs):	17.4
Total Number of Holdings:	224	Average Effective Duration (yrs):	7.9
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	96.6%
Money Market Funds	3.4%
Industries
Healthcare Revenue - Hospitals	16.2%
State & Local Agencies	15.7%
General Obligations - General Purpose	10.9%
Multi-Family Housing Revenue	10.0%
Single Family Housing - State	6.7%
Universities - Colleges	4.1%
Airport Revenue	3.4%
Tax Assessment	3.1%
Transportation - Special Tax	3.0%
Universities - Dormitories	2.7%
Other Industries	20.8%
Composition including fixed income credit quality
AAA	11.3%
AA	38.7%
A	27.7%
BBB	10.6%
BB	0.5%
B	0.0%
CCC	0.1%
Not Rated	7.7%
Money Market Funds	3.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169769 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Maryland Municipal Bond Fund
Class Name	Class I
Trading Symbol	MMDIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Maryland Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 150,148,743
Holdings Count | Holding	224
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	150,148,743	Average Effective Maturity (yrs):	17.4
Total Number of Holdings:	224	Average Effective Duration (yrs):	7.9
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	96.6%
Money Market Funds	3.4%
Industries
Healthcare Revenue - Hospitals	16.2%
State & Local Agencies	15.7%
General Obligations - General Purpose	10.9%
Multi-Family Housing Revenue	10.0%
Single Family Housing - State	6.7%
Universities - Colleges	4.1%
Airport Revenue	3.4%
Tax Assessment	3.1%
Transportation - Special Tax	3.0%
Universities - Dormitories	2.7%
Other Industries	20.8%
Composition including fixed income credit quality
AAA	11.3%
AA	38.7%
A	27.7%
BBB	10.6%
BB	0.5%
B	0.0%
CCC	0.1%
Not Rated	7.7%
Money Market Funds	3.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194249 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Maryland Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPMDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Maryland Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 150,148,743
Holdings Count | Holding	224
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	150,148,743	Average Effective Maturity (yrs):	17.4
Total Number of Holdings:	224	Average Effective Duration (yrs):	7.9
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	96.6%
Money Market Funds	3.4%
Industries
Healthcare Revenue - Hospitals	16.2%
State & Local Agencies	15.7%
General Obligations - General Purpose	10.9%
Multi-Family Housing Revenue	10.0%
Single Family Housing - State	6.7%
Universities - Colleges	4.1%
Airport Revenue	3.4%
Tax Assessment	3.1%
Transportation - Special Tax	3.0%
Universities - Dormitories	2.7%
Other Industries	20.8%
Composition including fixed income credit quality
AAA	11.3%
AA	38.7%
A	27.7%
BBB	10.6%
BB	0.5%
B	0.0%
CCC	0.1%
Not Rated	7.7%
Money Market Funds	3.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194252 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mississippi Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPMSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mississippi Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 63,218,460
Holdings Count | Holding	133
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	63,218,460	Average Effective Maturity (yrs):	18.4
Total Number of Holdings:	133	Average Effective Duration (yrs):	8.5
Portfolio Turnover Rate (%):	6
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.4%
Money Market Funds	1.6%
Industries
Single Family Housing - State	14.8%
General Obligations - Schools	13.9%
General Obligations - General Purpose	13.6%
Universities - Colleges	13.3%
Water & Sewer Utility Revenue	10.3%
State & Local Agencies	5.8%
Sales & Excise Tax Revenue	5.6%
Tax - Other	4.3%
Healthcare Revenue - Hospitals	3.2%
Multi-Family Housing Revenue	2.9%
Other Industries	10.7%
Composition including fixed income credit quality
AA	67.4%
A	14.9%
BBB	8.1%
BB	0.3%
B	0.1%
Not Rated	7.6%
Money Market Funds	1.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169771 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mississippi Municipal Bond Fund
Class Name	Class I
Trading Symbol	MMSTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mississippi Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 63,218,460
Holdings Count | Holding	133
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	63,218,460	Average Effective Maturity (yrs):	18.4
Total Number of Holdings:	133	Average Effective Duration (yrs):	8.5
Portfolio Turnover Rate (%):	6
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.4%
Money Market Funds	1.6%
Industries
Single Family Housing - State	14.8%
General Obligations - Schools	13.9%
General Obligations - General Purpose	13.6%
Universities - Colleges	13.3%
Water & Sewer Utility Revenue	10.3%
State & Local Agencies	5.8%
Sales & Excise Tax Revenue	5.6%
Tax - Other	4.3%
Healthcare Revenue - Hospitals	3.2%
Multi-Family Housing Revenue	2.9%
Other Industries	10.7%
Composition including fixed income credit quality
AA	67.4%
A	14.9%
BBB	8.1%
BB	0.3%
B	0.1%
Not Rated	7.6%
Money Market Funds	1.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006990 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mississippi Municipal Bond Fund
Class Name	Class B
Trading Symbol	MBMSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mississippi Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$72	1.41%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.41%
Net Assets	$ 63,218,460
Holdings Count | Holding	133
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	63,218,460	Average Effective Maturity (yrs):	18.4
Total Number of Holdings:	133	Average Effective Duration (yrs):	8.5
Portfolio Turnover Rate (%):	6
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.4%
Money Market Funds	1.6%
Industries
Single Family Housing - State	14.8%
General Obligations - Schools	13.9%
General Obligations - General Purpose	13.6%
Universities - Colleges	13.3%
Water & Sewer Utility Revenue	10.3%
State & Local Agencies	5.8%
Sales & Excise Tax Revenue	5.6%
Tax - Other	4.3%
Healthcare Revenue - Hospitals	3.2%
Multi-Family Housing Revenue	2.9%
Other Industries	10.7%
Composition including fixed income credit quality
AA	67.4%
A	14.9%
BBB	8.1%
BB	0.3%
B	0.1%
Not Rated	7.6%
Money Market Funds	1.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006989 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mississippi Municipal Bond Fund
Class Name	Class A
Trading Symbol	MISSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mississippi Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Net Assets	$ 63,218,460
Holdings Count | Holding	133
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	63,218,460	Average Effective Maturity (yrs):	18.4
Total Number of Holdings:	133	Average Effective Duration (yrs):	8.5
Portfolio Turnover Rate (%):	6
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.4%
Money Market Funds	1.6%
Industries
Single Family Housing - State	14.8%
General Obligations - Schools	13.9%
General Obligations - General Purpose	13.6%
Universities - Colleges	13.3%
Water & Sewer Utility Revenue	10.3%
State & Local Agencies	5.8%
Sales & Excise Tax Revenue	5.6%
Tax - Other	4.3%
Healthcare Revenue - Hospitals	3.2%
Multi-Family Housing Revenue	2.9%
Other Industries	10.7%
Composition including fixed income credit quality
AA	67.4%
A	14.9%
BBB	8.1%
BB	0.3%
B	0.1%
Not Rated	7.6%
Money Market Funds	1.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006991 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Income Fund
Class Name	Class A
Trading Symbol	MFIAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Net Assets	$ 6,171,579,199
Holdings Count | Holding	2,132
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	6,171,579,199	Average Effective Maturity (yrs):	19.4
Total Number of Holdings:	2,132	Average Effective Duration (yrs):	8.4
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.2%
Money Market Funds	2.8%
Industries
Healthcare Revenue - Hospitals	15.6%
Airport Revenue	10.1%
Multi-Family Housing Revenue	9.0%
Utilities - Other	7.1%
Healthcare Revenue - Long Term Care	5.2%
Single Family Housing - State	4.9%
Miscellaneous Revenue - Other	4.6%
General Obligations - Schools	4.2%
State & Local Agencies	3.8%
Water & Sewer Utility Revenue	3.5%
Other Industries	29.2%
Composition including fixed income credit quality
AAA	4.6%
AA	30.0%
A	32.6%
BBB	15.2%
BB	3.8%
B	0.7%
CCC	0.1%
CC	0.2%
Not Rated	10.0%
Money Market Funds	2.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000042676 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Income Fund
Class Name	Class A1
Trading Symbol	MMIDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A1	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 6,171,579,199
Holdings Count | Holding	2,132
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	6,171,579,199	Average Effective Maturity (yrs):	19.4
Total Number of Holdings:	2,132	Average Effective Duration (yrs):	8.4
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.2%
Money Market Funds	2.8%
Industries
Healthcare Revenue - Hospitals	15.6%
Airport Revenue	10.1%
Multi-Family Housing Revenue	9.0%
Utilities - Other	7.1%
Healthcare Revenue - Long Term Care	5.2%
Single Family Housing - State	4.9%
Miscellaneous Revenue - Other	4.6%
General Obligations - Schools	4.2%
State & Local Agencies	3.8%
Water & Sewer Utility Revenue	3.5%
Other Industries	29.2%
Composition including fixed income credit quality
AAA	4.6%
AA	30.0%
A	32.6%
BBB	15.2%
BB	3.8%
B	0.7%
CCC	0.1%
CC	0.2%
Not Rated	10.0%
Money Market Funds	2.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006992 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Income Fund
Class Name	Class B
Trading Symbol	MMIBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$77	1.53%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.53%
Net Assets	$ 6,171,579,199
Holdings Count | Holding	2,132
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	6,171,579,199	Average Effective Maturity (yrs):	19.4
Total Number of Holdings:	2,132	Average Effective Duration (yrs):	8.4
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.2%
Money Market Funds	2.8%
Industries
Healthcare Revenue - Hospitals	15.6%
Airport Revenue	10.1%
Multi-Family Housing Revenue	9.0%
Utilities - Other	7.1%
Healthcare Revenue - Long Term Care	5.2%
Single Family Housing - State	4.9%
Miscellaneous Revenue - Other	4.6%
General Obligations - Schools	4.2%
State & Local Agencies	3.8%
Water & Sewer Utility Revenue	3.5%
Other Industries	29.2%
Composition including fixed income credit quality
AAA	4.6%
AA	30.0%
A	32.6%
BBB	15.2%
BB	3.8%
B	0.7%
CCC	0.1%
CC	0.2%
Not Rated	10.0%
Money Market Funds	2.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000042677 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Income Fund
Class Name	Class B1
Trading Symbol	MMIGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B1	$65	1.28%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.28%
Net Assets	$ 6,171,579,199
Holdings Count | Holding	2,132
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	6,171,579,199	Average Effective Maturity (yrs):	19.4
Total Number of Holdings:	2,132	Average Effective Duration (yrs):	8.4
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.2%
Money Market Funds	2.8%
Industries
Healthcare Revenue - Hospitals	15.6%
Airport Revenue	10.1%
Multi-Family Housing Revenue	9.0%
Utilities - Other	7.1%
Healthcare Revenue - Long Term Care	5.2%
Single Family Housing - State	4.9%
Miscellaneous Revenue - Other	4.6%
General Obligations - Schools	4.2%
State & Local Agencies	3.8%
Water & Sewer Utility Revenue	3.5%
Other Industries	29.2%
Composition including fixed income credit quality
AAA	4.6%
AA	30.0%
A	32.6%
BBB	15.2%
BB	3.8%
B	0.7%
CCC	0.1%
CC	0.2%
Not Rated	10.0%
Money Market Funds	2.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006993 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Income Fund
Class Name	Class C
Trading Symbol	MMICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$77	1.53%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.53%
Net Assets	$ 6,171,579,199
Holdings Count | Holding	2,132
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	6,171,579,199	Average Effective Maturity (yrs):	19.4
Total Number of Holdings:	2,132	Average Effective Duration (yrs):	8.4
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.2%
Money Market Funds	2.8%
Industries
Healthcare Revenue - Hospitals	15.6%
Airport Revenue	10.1%
Multi-Family Housing Revenue	9.0%
Utilities - Other	7.1%
Healthcare Revenue - Long Term Care	5.2%
Single Family Housing - State	4.9%
Miscellaneous Revenue - Other	4.6%
General Obligations - Schools	4.2%
State & Local Agencies	3.8%
Water & Sewer Utility Revenue	3.5%
Other Industries	29.2%
Composition including fixed income credit quality
AAA	4.6%
AA	30.0%
A	32.6%
BBB	15.2%
BB	3.8%
B	0.7%
CCC	0.1%
CC	0.2%
Not Rated	10.0%
Money Market Funds	2.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000105400 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Income Fund
Class Name	Class I
Trading Symbol	MIMIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 6,171,579,199
Holdings Count | Holding	2,132
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	6,171,579,199	Average Effective Maturity (yrs):	19.4
Total Number of Holdings:	2,132	Average Effective Duration (yrs):	8.4
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.2%
Money Market Funds	2.8%
Industries
Healthcare Revenue - Hospitals	15.6%
Airport Revenue	10.1%
Multi-Family Housing Revenue	9.0%
Utilities - Other	7.1%
Healthcare Revenue - Long Term Care	5.2%
Single Family Housing - State	4.9%
Miscellaneous Revenue - Other	4.6%
General Obligations - Schools	4.2%
State & Local Agencies	3.8%
Water & Sewer Utility Revenue	3.5%
Other Industries	29.2%
Composition including fixed income credit quality
AAA	4.6%
AA	30.0%
A	32.6%
BBB	15.2%
BB	3.8%
B	0.7%
CCC	0.1%
CC	0.2%
Not Rated	10.0%
Money Market Funds	2.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194254 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Income Fund
Class Name	Class R6
Trading Symbol	MPMNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 6,171,579,199
Holdings Count | Holding	2,132
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	6,171,579,199	Average Effective Maturity (yrs):	19.4
Total Number of Holdings:	2,132	Average Effective Duration (yrs):	8.4
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.2%
Money Market Funds	2.8%
Industries
Healthcare Revenue - Hospitals	15.6%
Airport Revenue	10.1%
Multi-Family Housing Revenue	9.0%
Utilities - Other	7.1%
Healthcare Revenue - Long Term Care	5.2%
Single Family Housing - State	4.9%
Miscellaneous Revenue - Other	4.6%
General Obligations - Schools	4.2%
State & Local Agencies	3.8%
Water & Sewer Utility Revenue	3.5%
Other Industries	29.2%
Composition including fixed income credit quality
AAA	4.6%
AA	30.0%
A	32.6%
BBB	15.2%
BB	3.8%
B	0.7%
CCC	0.1%
CC	0.2%
Not Rated	10.0%
Money Market Funds	2.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000227172 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Intermediate Fund
Class Name	Class R6
Trading Symbol	MIURX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Municipal Intermediate Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Net Assets	$ 321,874,206
Holdings Count | Holding	587
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	321,874,206	Average Effective Maturity (yrs):	10.1
Total Number of Holdings:	587	Average Effective Duration (yrs):	5.9
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	95.4%
Money Market Funds	4.6%
Industries
Healthcare Revenue - Long Term Care	10.0%
Multi-Family Housing Revenue	9.6%
Healthcare Revenue - Hospitals	7.7%
Airport Revenue	7.7%
Student Loan Revenue	6.4%
Utilities - Other	6.1%
Universities - Colleges	5.2%
Secondary Schools	4.4%
Miscellaneous Revenue - Other	3.6%
Single Family Housing - State	3.2%
Other Industries	31.5%
Composition including fixed income credit quality
AAA	1.7%
AA	29.2%
A	32.0%
BBB	18.0%
BB	6.3%
B	0.9%
CCC	0.1%
Not Rated	7.2%
Money Market Funds	4.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000227171 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Intermediate Fund
Class Name	Class I
Trading Symbol	MIUIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Municipal Intermediate Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 321,874,206
Holdings Count | Holding	587
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	321,874,206	Average Effective Maturity (yrs):	10.1
Total Number of Holdings:	587	Average Effective Duration (yrs):	5.9
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	95.4%
Money Market Funds	4.6%
Industries
Healthcare Revenue - Long Term Care	10.0%
Multi-Family Housing Revenue	9.6%
Healthcare Revenue - Hospitals	7.7%
Airport Revenue	7.7%
Student Loan Revenue	6.4%
Utilities - Other	6.1%
Universities - Colleges	5.2%
Secondary Schools	4.4%
Miscellaneous Revenue - Other	3.6%
Single Family Housing - State	3.2%
Other Industries	31.5%
Composition including fixed income credit quality
AAA	1.7%
AA	29.2%
A	32.0%
BBB	18.0%
BB	6.3%
B	0.9%
CCC	0.1%
Not Rated	7.2%
Money Market Funds	4.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000227169 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Intermediate Fund
Class Name	Class C
Trading Symbol	MIUCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Municipal Intermediate Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$73	1.44%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.44%
Net Assets	$ 321,874,206
Holdings Count | Holding	587
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	321,874,206	Average Effective Maturity (yrs):	10.1
Total Number of Holdings:	587	Average Effective Duration (yrs):	5.9
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	95.4%
Money Market Funds	4.6%
Industries
Healthcare Revenue - Long Term Care	10.0%
Multi-Family Housing Revenue	9.6%
Healthcare Revenue - Hospitals	7.7%
Airport Revenue	7.7%
Student Loan Revenue	6.4%
Utilities - Other	6.1%
Universities - Colleges	5.2%
Secondary Schools	4.4%
Miscellaneous Revenue - Other	3.6%
Single Family Housing - State	3.2%
Other Industries	31.5%
Composition including fixed income credit quality
AAA	1.7%
AA	29.2%
A	32.0%
BBB	18.0%
BB	6.3%
B	0.9%
CCC	0.1%
Not Rated	7.2%
Money Market Funds	4.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000227170 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Intermediate Fund
Class Name	Class A
Trading Symbol	MIUAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Municipal Intermediate Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 321,874,206
Holdings Count | Holding	587
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	321,874,206	Average Effective Maturity (yrs):	10.1
Total Number of Holdings:	587	Average Effective Duration (yrs):	5.9
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	95.4%
Money Market Funds	4.6%
Industries
Healthcare Revenue - Long Term Care	10.0%
Multi-Family Housing Revenue	9.6%
Healthcare Revenue - Hospitals	7.7%
Airport Revenue	7.7%
Student Loan Revenue	6.4%
Utilities - Other	6.1%
Universities - Colleges	5.2%
Secondary Schools	4.4%
Miscellaneous Revenue - Other	3.6%
Single Family Housing - State	3.2%
Other Industries	31.5%
Composition including fixed income credit quality
AAA	1.7%
AA	29.2%
A	32.0%
BBB	18.0%
BB	6.3%
B	0.9%
CCC	0.1%
Not Rated	7.2%
Money Market Funds	4.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006987 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Massachusetts Municipal Bond Fund
Class Name	Class A
Trading Symbol	MFSSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Massachusetts Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
Net Assets	$ 394,401,504
Holdings Count | Holding	269
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	394,401,504	Average Effective Maturity (yrs):	18.5
Total Number of Holdings:	269	Average Effective Duration (yrs):	7.9
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Industries
Universities - Colleges	18.1%
Healthcare Revenue - Hospitals	17.4%
General Obligations - General Purpose	14.4%
Sales & Excise Tax Revenue	6.5%
Multi-Family Housing Revenue	6.2%
Airport Revenue	5.4%
Student Loan Revenue	5.2%
Single Family Housing - State	4.0%
Utilities - Other	3.4%
Miscellaneous Revenue - Other	2.3%
Other Industries	14.0%
Composition including fixed income credit quality
AAA	5.0%
AA	45.8%
A	20.0%
BBB	19.4%
BB	2.3%
B	0.1%
CC	0.1%
Not Rated	4.2%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006988 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Massachusetts Municipal Bond Fund
Class Name	Class B
Trading Symbol	MBMAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Massachusetts Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$79	1.57%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.57%
Net Assets	$ 394,401,504
Holdings Count | Holding	269
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	394,401,504	Average Effective Maturity (yrs):	18.5
Total Number of Holdings:	269	Average Effective Duration (yrs):	7.9
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Industries
Universities - Colleges	18.1%
Healthcare Revenue - Hospitals	17.4%
General Obligations - General Purpose	14.4%
Sales & Excise Tax Revenue	6.5%
Multi-Family Housing Revenue	6.2%
Airport Revenue	5.4%
Student Loan Revenue	5.2%
Single Family Housing - State	4.0%
Utilities - Other	3.4%
Miscellaneous Revenue - Other	2.3%
Other Industries	14.0%
Composition including fixed income credit quality
AAA	5.0%
AA	45.8%
A	20.0%
BBB	19.4%
BB	2.3%
B	0.1%
CC	0.1%
Not Rated	4.2%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169770 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Massachusetts Municipal Bond Fund
Class Name	Class I
Trading Symbol	MTALX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Massachusetts Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 394,401,504
Holdings Count | Holding	269
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	394,401,504	Average Effective Maturity (yrs):	18.5
Total Number of Holdings:	269	Average Effective Duration (yrs):	7.9
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Industries
Universities - Colleges	18.1%
Healthcare Revenue - Hospitals	17.4%
General Obligations - General Purpose	14.4%
Sales & Excise Tax Revenue	6.5%
Multi-Family Housing Revenue	6.2%
Airport Revenue	5.4%
Student Loan Revenue	5.2%
Single Family Housing - State	4.0%
Utilities - Other	3.4%
Miscellaneous Revenue - Other	2.3%
Other Industries	14.0%
Composition including fixed income credit quality
AAA	5.0%
AA	45.8%
A	20.0%
BBB	19.4%
BB	2.3%
B	0.1%
CC	0.1%
Not Rated	4.2%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194250 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Massachusetts Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPMAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Massachusetts Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 394,401,504
Holdings Count | Holding	269
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	394,401,504	Average Effective Maturity (yrs):	18.5
Total Number of Holdings:	269	Average Effective Duration (yrs):	7.9
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Industries
Universities - Colleges	18.1%
Healthcare Revenue - Hospitals	17.4%
General Obligations - General Purpose	14.4%
Sales & Excise Tax Revenue	6.5%
Multi-Family Housing Revenue	6.2%
Airport Revenue	5.4%
Student Loan Revenue	5.2%
Single Family Housing - State	4.0%
Utilities - Other	3.4%
Miscellaneous Revenue - Other	2.3%
Other Industries	14.0%
Composition including fixed income credit quality
AAA	5.0%
AA	45.8%
A	20.0%
BBB	19.4%
BB	2.3%
B	0.1%
CC	0.1%
Not Rated	4.2%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006966 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Pennsylvania Municipal Bond Fund
Class Name	Class B
Trading Symbol	MBPAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Pennsylvania Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$73	1.44%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.44%
Net Assets	$ 179,786,078
Holdings Count | Holding	235
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	179,786,078	Average Effective Maturity (yrs):	18.7
Total Number of Holdings:	235	Average Effective Duration (yrs):	8.2
Portfolio Turnover Rate (%):	3
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Industries
General Obligations - Schools	14.0%
Healthcare Revenue - Hospitals	13.6%
Universities - Colleges	12.4%
Single Family Housing - State	8.8%
Water & Sewer Utility Revenue	6.4%
General Obligations - General Purpose	5.9%
Healthcare Revenue - Long Term Care	4.9%
Airport Revenue	4.1%
Student Loan Revenue	3.7%
Multi-Family Housing Revenue	3.5%
Other Industries	21.0%
Composition including fixed income credit quality
AAA	0.7%
AA	45.5%
A	29.7%
BBB	11.9%
BB	4.0%
B	0.0%
Not Rated	6.5%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169761 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Pennsylvania Municipal Bond Fund
Class Name	Class I
Trading Symbol	MPALX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Pennsylvania Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 179,786,078
Holdings Count | Holding	235
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	179,786,078	Average Effective Maturity (yrs):	18.7
Total Number of Holdings:	235	Average Effective Duration (yrs):	8.2
Portfolio Turnover Rate (%):	3
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Industries
General Obligations - Schools	14.0%
Healthcare Revenue - Hospitals	13.6%
Universities - Colleges	12.4%
Single Family Housing - State	8.8%
Water & Sewer Utility Revenue	6.4%
General Obligations - General Purpose	5.9%
Healthcare Revenue - Long Term Care	4.9%
Airport Revenue	4.1%
Student Loan Revenue	3.7%
Multi-Family Housing Revenue	3.5%
Other Industries	21.0%
Composition including fixed income credit quality
AAA	0.7%
AA	45.5%
A	29.7%
BBB	11.9%
BB	4.0%
B	0.0%
Not Rated	6.5%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006965 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Pennsylvania Municipal Bond Fund
Class Name	Class A
Trading Symbol	MFPAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Pennsylvania Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 179,786,078
Holdings Count | Holding	235
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	179,786,078	Average Effective Maturity (yrs):	18.7
Total Number of Holdings:	235	Average Effective Duration (yrs):	8.2
Portfolio Turnover Rate (%):	3
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Industries
General Obligations - Schools	14.0%
Healthcare Revenue - Hospitals	13.6%
Universities - Colleges	12.4%
Single Family Housing - State	8.8%
Water & Sewer Utility Revenue	6.4%
General Obligations - General Purpose	5.9%
Healthcare Revenue - Long Term Care	4.9%
Airport Revenue	4.1%
Student Loan Revenue	3.7%
Multi-Family Housing Revenue	3.5%
Other Industries	21.0%
Composition including fixed income credit quality
AAA	0.7%
AA	45.5%
A	29.7%
BBB	11.9%
BB	4.0%
B	0.0%
Not Rated	6.5%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.